Additional Capital Disclosures - Summary of Capital Structure (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)
Capital structure [abstract]
Equity attributable to the equity shareholders of the Company	₨ 553,095	$ 7,564	₨ 557,458
As percentage of total capital	84.00%	84.00%	85.00%
Current loans, borrowings and bank overdrafts	₨ 75,874	$ 1,037	₨ 73,202
Long-term loans and borrowings	7,458	$ 102	4,840
Lease liabilities	21,182		19,198	₨ 15,379
Total loans, borrowings and bank overdrafts and lease liabilities	₨ 104,514		₨ 97,240		₨ 99,467
As percentage of total capital	16.00%	16.00%	15.00%
Total capital	₨ 657,609		₨ 654,698
Percentage of change, Equity attributable to the equity shareholders of the Company	(0.78%)	(0.78%)
Percentage of change, Total loans and borrowings	7.48%	7.48%
Percentage of change, Total capital (loans and borrowings and equity)	0.44%	0.44%